16. TRANSACTIONS WITH RELATED PARTIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Transactions With Related Parties Details Narrative
Related party consulting fees	$ 1,167	$ 0